UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Guerrilla Capital Management, LLC

Address:  237 Park Avenue
          New York, New York 10017


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Siris
Title:  Managing Member
Phone:  212-692-7692


Signature, Place and Date of Signing:

/s/ Peter Siris                     New York, NY              February 16, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $101,764
                                         (thousands)


List of Other Included Managers:

         NONE



                                                    FORM 13F INFORMATION TABLE
                                                        December 31, 2009


COLUMN 1                      COLUMN 2         COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                              TITLE OF                      VALUE   SHS OR      SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP       (x$1000) PRN AMT     PRN CALL  DISCRETION  MGRS    SOLE     SHARED  NONE
ALEXCO RESOURCE CORP          COM              01535P106       39       10,400  SH         Sole       None      10,400
AMERICAN LORAIN CORP          COM              027297100    6,650    2,180,376  SH         Sole       None   2,180,376
AMERICAN ORIENTAL BIOENGR IN  COM              028731107    1,671      359,403  SH         Sole       None     359,403
ANWORTH MORTGAGE ASSET CP     COM              037347101       77       11,000  SH         Sole       None      11,000
ASBURY AUTOMOTIVE GROUP INC   COM              043436104    2,008      174,176  SH         Sole       None     174,176
AUGUSTA RES CORP              COM NEW          050912203      133       54,900  SH         Sole       None      54,900
BEST BUY INC                  COM              086516101      414       10,500  SH         Sole       None      10,500
CBL & ASSOC PPTYS INC         COM              124830100      113       11,648  SH         Sole       None      11,648
CHARDAN 2008 CHINA ACQST COR  SHS              G8977T101    2,844      155,481  SH         Sole       None     155,481
CHINA GREEN AGRICULTURE INC   COM              16943W105    2,808      191,046  SH         Sole       None     191,046
CHINA HOUSING & LAND DEV INC  COM              16939V103      289       70,020  SH         Sole       None      70,020
CHINA MARINE FOOD GROUP LTD   COM              16943R106    3,801      528,242  SH         Sole       None     528,242
CHINA PHARMA HLDGS INC        COM              16941T104    9,048    2,350,153  SH         Sole       None   2,350,153
CHINA RITAR POWER CORP        COM              169423100      112       23,365  SH         Sole       None      23,365
CHINA SEC & SURVE TECH INC    COM              16942J105    6,067      794,136  SH         Sole       None     794,136
CHINA SKY ONE MED INC         COM              16941P102    6,443      283,205  SH         Sole       None     283,205
CHINA TRANSINFO TECHNLGY COR  COM              000169453       92       11,200  SH         Sole       None      11,200
CHINA YIDA HOLDINGS CO        COM NEW          16945D204    4,084      293,578  SH         Sole       None     293,578
CHINACAST EDU CORP            COM              16946T109    1,818      240,441  SH         Sole       None     240,441
ENDEAVOUR INTL CORP           COM              29259G101      148      137,050  SH         Sole       None     137,050
EVER GLORY INTL GRP INC       COM NEW          299766204      523      180,965  SH         Sole       None     180,965
FUSHI COPPERWELD INC          COM              36113E107    6,518      644,056  SH         Sole       None     644,056
GENERAL STEEL HOLDINGS INC    COM              370853103      146       33,182  SH         Sole       None      33,182
GULF RESOURCES INC            COM PAR $0.0005  40251W309      850      100,000  SH         Sole       None     100,000
HARBIN ELECTRIC INC           COM              41145W109    4,823      234,827  SH         Sole       None     234,827
HOLLYSYS AUTOMATION TECHNOLO  SHS              G45667105    1,127       93,863  SH         Sole       None      93,863
ISHARES TR INDEX              BARCLAYS 20+ YR  464287432      296        3,000  SH  PUT    Sole       None       3,000
LIFE TECHNOLOGIES CORP        COM              53217V109        0       35,000  SH         Sole       None      35,000
LIHUA INTL INC                COM              532352101      190       18,200  SH         Sole       None      18,200
LITHIA MTRS INC               CL A             536797103    1,303      158,477  SH         Sole       None     158,477
PACIFIC SUNWEAR CALIF INC     COM              694873100       62       15,597  SH         Sole       None      15,597
PENSKE AUTOMOTIVE GRP INC     COM              70959W103      556       36,600  SH         Sole       None      36,600
PERFUMANIA HLDGS INC          COM NEW          71376C100      603       83,690  SH         Sole       None      83,690
QKL STORES INC                COM              74732Y105    9,188   1 ,597,990  SH         Sole       None   1,597,990
QUIKSILVER INC                COM              74838C106      136       67,400  SH         Sole       None      67,400
SEARCHMEDIA HOLDINGS LTD      SHS              G8005Y106      491       67,163  SH         Sole       None      67,163
SINOENERGY CORPORATION        COM NEW          82935B202       23       12,704  SH         Sole       None      12,704
SMARTHEAT INC                 COM              83172F104      370       25,500  SH         Sole       None      25,500
SONIC AUTOMOTIVE INC          CL A             83545G102    2,134      205,410  SH         Sole       None     205,410
SORL AUTO PTS INC             COM              78461U101    3,580      415,838  SH         Sole       None     415,838
SUTOR TECH GROUP LTD          COM              869362103      655      246,153  SH         Sole       None     246,153
TIANYIN PHARMACEUTICAL CO IN  COM              88630M104      689      198,846  SH         Sole       None     198,846
UNIVERSAL TRAVEL GROUP        COM NEW          91388Q202      172       17,000  SH         Sole       None      17,000
VCG HLDG CORP                 COM              91821K101    1,369      655,133  SH         Sole       None     655,133
VISIONCHINA MEDIA INC         SPONS ADR        92833U103      477       43,721  SH         Sole       None      43,721
WONDER AUTO TECHNOLOGY INC    COM              978166106    3,303      281,385  SH         Sole       None     281,385
YONGYE INTL INC               COM              98607B106    5,069      623,518  SH         Sole       None     623,518
YUCHENG TECHNOLOGIES LTD      COM              G98777108    1,259      147,644  SH         Sole       None     147,644
YUHE INTERNATIONAL INC        COM              988432100    3,826      404,828  SH         Sole       None     404,828
ZHONGPIN INC                  COM              98952K107    3,367      215,709  SH         Sole       None     215,709


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